BANK LOANS (Details - Bank loans) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Carrying amount	$ 530	$ 685
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2026	2026
Effective interest rate	4.50%	4.50%
Carrying amount	$ 163	$ 205
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2027	2027
Effective interest rate	4.50%	4.50%
Carrying amount	$ 96	$ 120
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2026	2027
Effective interest rate	4.50%	4.50%
Carrying amount	$ 271	$ 360